                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [_]; Amendment Number:
  This Amendment (Check only one): [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Peter B. Cannell & Co., Inc.
Address: 645 Madison Avenue, 8th Floor
         New York, NY 10022

Form 13F File Number: 28-01221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jennifer Lynn
Title: Senior Vice President
Phone: 212-752-5255

Signature, Place, and Date of Signing:


         /s/ Jennifer Lynn                New York, NY        5/1/2012
------------------------------------   ------------------   ------------
             [Signature]                 [City, State]         [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               3
Form 13F Information Table Entry Total:        107
Form 13F Information Table Value Total:    1537175
                                        ----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   --------------------------------
1     28 - 10208             Richmond Enterprises, Inc.
2     28 - 10207             New York Community Bank
3     28 - 10200             New York Community Bancorp, Inc.

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Peter B. Cannell & Co., Inc.
FORM 13F

                                    31-Mar-12

                                                                                                   Voting Authority
                                                                                                   -----------------
                                                                   Value  Shares/ Sh/ Put/ Invstmt  Other
Name of Issuer                   Title of class      CUSIP       (x$1000) Prn Amt Prn Call Dscretn Managers   Sole   Shared None
------------------------------   -------------- ---------------- -------- ------- --- ---- ------- -------- -------- ------ ----
3D SYSTEMS CORP                  COM                88554D205        8922  379000  SH      Defined    1,2,3  379000
ABBOTT LABORATORIES              COM                002824100         962   15695  SH      Defined    1,2,3   15695
AFFILIATED MANAGERS GROUP INC    COM                008252108        1255   11225  SH      Defined    1,2,3   11225
AFLAC INC                        COM                001055102        4347   94521  SH      Defined    1,2,3   94521
AGILENT TECHNOLOGIES INC         COM                00846U101       52582 1181357  SH      Defined    1,2,3 1181357
AIR LEASE CORP                   CL A               00912X302       16995  706050  SH      Defined    1,2,3  706050
AMERICAN ELECTRIC POWER CO., INC COM                025537101        7321  189760  SH      Defined    1,2,3  189760
AMGEN INC                        COM                031162100        1601   23550  SH      Defined    1,2,3   23550
ANADARKO PETROLEUM CORP          COM                032511107         662    8445  SH      Defined    1,2,3    8445
ANALOG DEVICES INC               COM                032654105       67930 1681448  SH      Defined    1,2,3 1681448
APPLE INC                        COM                037833100       97142  162046  SH      Defined    1,2,3  162046
APPROACH RESOURCES INC           COM                03834A103       38543 1043125  SH      Defined    1,2,3 1043125
ASCENA RETAIL GROUP INC          COM                04351G101       30321  684140  SH      Defined    1,2,3  684140
BAXTER INTERNATIONAL INC         COM                071813109        2285   38221  SH      Defined    1,2,3   38221
BERKSHIRE HATHAWAY INC           CL A               084670108         244       2  SH      Defined    1,2,3       2
BROOKFIELD ASSET MANAGEMENT CL   CL A LTD VT SH     112585104       61632 1952230  SH      Defined    1,2,3 1952230
BROOKFIELD INFRASTRUCTURE PART   LP INT UNIT        G16252101       31742 1004498  SH      Defined    1,2,3 1004498
CANADIAN PACIFIC RAILWAY LTD     COM                13645T100        2165   28500  SH      Defined    1,2,3   28500
CATERPILLAR INC                  COM                149123101        2093   19650  SH      Defined    1,2,3   19650
CEDAR FAIR, L.P.                 DEPOSITRY UNIT     150185106       35745 1208025  SH      Defined    1,2,3 1208025
CELGENE CORP                     COM                151020104      105586 1362046  SH      Defined    1,2,3 1362046
CENTRAL FUND OF CANADA LTD       CL A               153501101        7027  320300  SH      Defined    1,2,3  320300
CENTURYLINK, INC                 COM                156700106       37076  959270  SH      Defined    1,2,3  959270
CF INDUSTRIES HOLDINGS INC       COM                125269100        1297    7100  SH      Defined    1,2,3    7100
CHEVRON CORP                     COM                166764100         791    7380  SH      Defined    1,2,3    7380
CISCO SYSTEMS INC                COM                17275R102        5279  249600  SH      Defined    1,2,3  249600
COCA COLA CO                     COM                191216100         370    5000  SH      Defined    1,2,3    5000
COLGATE-PALMOLIVE CO             COM                194162103         810    8285  SH      Defined    1,2,3    8285
CONTINENTAL RESOURCES INC        COM                212015101       53613  624720  SH      Defined    1,2,3  624720
CROWN HOLDINGS INC               COM                228368106       50162 1361980  SH      Defined    1,2,3 1361980
D.R. HORTON INC                  COM                23331A109        2228  146900  SH      Defined    1,2,3  146900
DEERE & CO                       COM                244199105        2187   27031  SH      Defined    1,2,3   27031
DEVON ENERGY CORP                COM                25179M103         274    3850  SH      Defined    1,2,3    3850
DISNEY WALT CO.                  COM DISNEY         254687106        2147   49050  SH      Defined    1,2,3   49050
DOMINION RESOURCES INC. VA       COM                25746u109         677   13222  SH      Defined    1,2,3   13222
DOVER CORPORATION                COM                260003108        2007   31887  SH      Defined    1,2,3   31887
DUKE ENERGY CORP                 COM                26441C105         813   38700  SH      Defined    1,2,3   38700
E I DU PONT DE NEMOURS & CO      COM                263534109       61549 1163490  SH      Defined    1,2,3 1163490
ELAN CORP PLC                    ADR                284131208        7987  532100  SH      Defined    1,2,3  532100
ELEPHANT TALK COMM CORP          COM                286202205          45   20000  SH      Defined    1,2,3   20000
EMC CORP MASS                    COM                268648102        5221  174733  SH      Defined    1,2,3  174733
ENDURO ROYALTY TRUST             TR UNIT            29269K100        8014  372570  SH      Defined    1,2,3  372570
EOG RESOURCES INC                COM                26875P101        2422   21800  SH      Defined    1,2,3   21800
EQT CORPORATION                  COM                26884L109        5633  116850  SH      Defined    1,2,3  116850
EXXON MOBIL CORP                 COM                30231G102        1648   19002  SH      Defined    1,2,3   19002
FRANCO NEV CORP                  COM                351858105        4951  115200  SH      Defined    1,2,3  115200
GENERAL ELECTRIC CO              COM                369604103        3093  154100  SH      Defined    1,2,3  154100
GENESIS ENERGY L P               UNIT LTD PARTN     371927104       30084  978675  SH      Defined    1,2,3  978675
GENTEX CORP                      COM                371901109       38523 1572375  SH      Defined    1,2,3 1572375
GOLDCORP INC                     COM                380956409        6782  150500  SH      Defined    1,2,3  150500
HCP, INC                         COM                40414L109         253    6400  SH      Defined    1,2,3    6400
HERTZ GLOBAL HOLDINGS INC        COM                42805T105       48964 3255600  SH      Defined    1,2,3 3255600
HOME DEPOT INC                   COM                437076102         719   14290  SH      Defined    1,2,3   14290
HOME LOAN SERVICING SOLUTIONS    ORD SHS            G6648D109        5731  411100  SH      Defined    1,2,3  411100
INTERNATIONAL BUSINESS MACHINES  COM                459200101       36946  177072  SH      Defined    1,2,3  177072
JM SMUCKER COMPANY               COM                832696405        9845  121000  SH      Defined    1,2,3  121000
JOHNSON & JOHNSON CO             COM                478160104        2502   37936  SH      Defined    1,2,3   37936
JOHNSON CONTROLS INC             COM                478366107        1072   33000  SH      Defined    1,2,3   33000
JPMORGAN CHASE & CO              COM                46625h100         500   10872  SH      Defined    1,2,3   10872
LOWES COMPANIES INC              COM                548661107       68396 2179604  SH      Defined    1,2,3 2179604
MFA FINANCIAL, INC               COM                55272X102       18404 2463670  SH      Defined    1,2,3 2463670
MICROSOFT CORP.                  COM                594918104        5772  178983  SH      Defined    1,2,3  178983
MOSAIC CO                        COM                61945C103        2046   37000  SH      Defined    1,2,3   37000
NEWMONT MINING CORPORATION       COM                651639106        2725   53150  SH      Defined    1,2,3   53150
NORTHROP GRUMMAN CORP            COM                666807102         855   13991  SH      Defined    1,2,3   13991

ORACLE CORP                      COM                68389X105         811   27824  SH      Defined    1,2,3    27824
ORITANI FINANCIAL CORP           COM                68633D103       17318 1179671  SH      Defined    1,2,3  1179671
PACKAGING CORPORATION OF AMERI   COM                695156109       11889  401800  SH      Defined    1,2,3   401800
PARKER HANNIFIN CORP             COM                701094104       59032  698190  SH      Defined    1,2,3   698190
PEPSICO INC                      COM                713448108         478    7200  SH      Defined    1,2,3     7200
PFIZER INC.                      COM                717081103        3936  173700  SH      Defined    1,2,3   173700
PROCTER & GAMBLE CO              COM                742718109         618    9193  SH      Defined    1,2,3     9193
QUALCOMM INC                     COM                747525103         455    6690  SH      Defined    1,2,3     6690
QUIDEL CORP                      COM                74838J101        4717  256800  SH      Defined    1,2,3   256800
RANGE RESOURCES CORP             COM                75281A109       54145  931285  SH      Defined    1,2,3   931285
RAYONIER INC                     COM                754907103        5443  123460  SH      Defined    1,2,3   123460
RENTRAK CORP                     COM                760174102         839   36979  SH      Defined    1,2,3    36979
SCOTTS MIRACLE-GRO CO            CL A               810186106         386    7125  SH      Defined    1,2,3     7125
SEADRILL LTD                     SHS                G7945E105        3338   89000  SH      Defined    1,2,3    89000
SEAGATE TECHNOLOGY PLC           SHS                G7945M107       16696  619530  SH      Defined    1,2,3   619530
SEALED AIR CORP                  COM                81211k100        1784   92400  SH      Defined    1,2,3    92400
SIGMA ALDRICH CORP.              COM                826552101        2192   30000  SH      Defined    1,2,3    30000
SLM CORPORATION                  COM                78442P106       55515 3522500  SH      Defined    1,2,3  3522500
SOUTHWESTERN ENERGY CO           COM                845467109       11956  390715  SH      Defined    1,2,3   390715
SPDR GOLD TRUST                  GOLD SHS           78463V107        1544    9520  SH      Defined    1,2,3     9520
SPECTRA ENERGY CORP              COM                847560109        2141   67850  SH      Defined    1,2,3    67850
ST. JUDE MEDICAL INC             COM                790849103        3539   79880  SH      Defined    1,2,3    79880
STANLEY BLACK & DECKER INC       COM                854502101        3327   43230  SH      Defined    1,2,3    43230
STERICYCLE INC                   COM                858912108        6368   76132  SH      Defined    1,2,3    76132
TERRITORIAL BANCORP INC          COM                88145X108       12006  576950  SH      Defined    1,2,3   576950
THERMO FISHER SCIENTIFIC INC     COM                883556102        4694   83250  SH      Defined    1,2,3    83250
TIME WARNER INC                  COM                887317303         613   16250  SH      Defined    1,2,3    16250
TRINITY INDUSTRIES INC           COM                896522109        2043   62000  SH      Defined    1,2,3    62000
TUPPERWARE BRANDS CORP           COM                899896104        2869   45180  SH      Defined    1,2,3    45180
UNILEVER N V                     N Y SHS            904784709        4502  132281  SH      Defined    1,2,3   132281
UNION PACIFIC CORP               COM                907818108         583    5425  SH      Defined    1,2,3     5425
UNIVERSAL HEALTH RLTY INCOME T   SH BEN INT         91359E105         571   14400  SH      Defined    1,2,3    14400
VANGUARD NATURAL RESOURCES LLC   COM UNIT           92205F106       36115 1307575  SH      Defined    1,2,3  1307575
VARIAN MEDICAL SYSTEMS INC       COM                92220P105       38080  552205  SH      Defined    1,2,3   552205
VERTEX PHARMACEUTICALS INC       COM                92532F100        3039   74100  SH      Defined    1,2,3    74100
VIRNETX HOLDING CORP             COM                92823T108       35914 1500775  SH      Defined    1,2,3  1500775
VISA INC                         COM CL A           92826C839        2667   22600  SH      Defined    1,2,3    22600
W.P CAREY AND CO LLC             COM                92930Y107        2555   55000  SH      Defined    1,2,3    55000
WAL MART STORES INC              COM                931142103         621   10151  SH      Defined    1,2,3    10151
WILEY JOHN AND SONS INC          CL A               968223206        2516   52875  SH      Defined    1,2,3    52875
XEROX CORP.                      COM                984121103         900  111400  SH      Defined    1,2,3   111400
ZIX CORPORATION                  COM                98974P100         905  311100  SH      Defined    1,2,3   311100
REPORT SUMMARY                                  107 DATA RECORDS  1537175          3  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED